SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Time periods in errors originated (Details) - USD ($)	3 Months Ended				12 Months Ended				48 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Contract origination costs, net					$ 2,622,000	$ 2,552,000	$ 1,302,000
Cost of service revenue					126,124,000	40,219,000	20,812,000
Sales and marketing					$ 19,950,000	14,829,000	17,462,000
Retroactive application of recapitalization
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Energy storage systems, net		$ (1,800)	$ (1,700)	$ (1,700)		(1,700)	(1,500)	$ (900)
Contract origination costs, net		(2,400)	(1,600)	(1,400)		(1,100)	(300)	(100)
Cost of service revenue	$ 1,800,000	100				200	600	900	$ 1,100
Sales and marketing	$ 2,400,000	$ 800	$ 200	$ 300		$ 800	$ 200	$ 100	$ 1,700,000